Consolidated Statement of Changes in Equity - CHF (SFr) SFr in Millions	Total		Share capital	Share premium	Retained earnings	Other comprehensive income recognized directly in equity, net of tax		of which: foreign currency translation	of which: financial assets measured at fair value through OCI	of which: cash flow hedges	Total equity attributable to shareholders	Preferred noteholders	Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2016	SFr 54,343		SFr 386	SFr 29,505	SFr 28,265	SFr (4,494)	[1]	SFr (5,564)	SFr 98	SFr 972	SFr 53,662	SFr 642	SFr 40
Issuance of share capital	0										0
Premium on shares issued and warrants exercised	6			6							6
Tax (expense) / benefit	5			5							5
Dividends	(2,300)			(2,250)							(2,250)	(46)	(4)
Preferred notes	0										0	0
New consolidations / (deconsolidations) and other increases / (decreases)	(312)			(313)							(313)		0
Total comprehensive income for the year	686				2,267	(1,641)	[1]	(1,337)	(72)	(233)	625	60	1
of which: Net profit / (loss)	2,401	[2],[3]			2,354						2,354	46	1
Total other comprehensive income that may be reclassified to the income statement, net of tax	(1,641)					(1,641)	[1]	(1,337)	(72)	(233)	(1,641)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	166				166						166
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(254)				(254)						(254)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	14										0	14	(1)
Balance before the adoption of IFRS 9 and IFRS 15 at Jun. 30, 2017	52,428		386	26,953	30,532	(6,136)		(6,902)	26	739	51,735	657	37
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	50,775		386	26,966	29,102	(5,736)	[1]	(6,099)	12	351	50,718		57
Effect of adoption of IFRS 9	(577)				(505)	(72)	[1]		(72)		(577)
Effect of adoption of IFRS 15	(24)				(24)						(24)
Balance at Jan. 01, 2018	50,174		386	26,966	28,573	(5,808)	[1]	(6,099)	(60)	351	50,117		57
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	50,775		386	26,966	29,102	(5,736)	[1]	(6,099)	12	351	50,718		57
Total comprehensive income for the year	639										638	0	1
of which: Net profit / (loss)	1,371										1,370	0	1
Total other comprehensive income that may be reclassified to the income statement, net of tax											(889)
Balance at Mar. 31, 2018	50,850
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	50,775		386	26,966	29,102	(5,736)	[1]	(6,099)	12	351	50,718		57
Issuance of share capital	0										0
Premium on shares issued and warrants exercised	20			20							20
Tax (expense) / benefit	7			7							7
Dividends	(3,071)				(3,065)						(3,065)		(6)
New consolidations / (deconsolidations) and other increases / (decreases)	(1)			(9)							(9)		8
Total comprehensive income for the year	2,889				3,209	(320)	[1]	364	(69)	(615)	2,889	0	1
of which: Net profit / (loss)	2,556	[2],[3]			2,553						2,553	0	3
Total other comprehensive income that may be reclassified to the income statement, net of tax	(320)					(320)	[1]	364	(69)	(615)	(320)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	239				239						239
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	417				417						417
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(2)										0		(2)
Balance at Jun. 30, 2018	50,021		386	26,984	28,718	(6,127)		(5,735)	(128)	(264)	49,961		60
Balance at Mar. 31, 2018	50,850
Total comprehensive income for the year	2,250										2,251	0	(1)
of which: Net profit / (loss)	1,184										1,183	SFr 0	1
Total other comprehensive income that may be reclassified to the income statement, net of tax											569
Balance at Jun. 30, 2018	SFr 50,021		SFr 386	SFr 26,984	SFr 28,718	SFr (6,127)		SFr (5,735)	SFr (128)	SFr (264)	SFr 49,961		SFr 60

[1]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings.
[2]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.
[3]	Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial instruments have been reclassified from investing to operating activities. Refer to Note 19 for more information.